Business Combination - Recargo Inc (Details) - USD ($) $ in Thousands			6 Months Ended	11 Months Ended	12 Months Ended
	Jul. 09, 2021	Jan. 15, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Revenues		$ 1,526			$ 22,214	$ 13,049
Net loss		$ (421)		$ (47,790)	$ (57,762)	$ (47,790)
Recargo Inc [Member]
Business Acquisition [Line Items]
Percentage of outstanding common stock acquired	100.00%
Cash purchase consideration	$ 25,005
Goodwill expected to be deductible for tax purposes	8,900
Revenues			$ 1,600
Net loss			5,200
Business combination, acquisition related costs			$ 600
Recargo Inc [Member] | User Base [Member]
Business Acquisition [Line Items]
Intangible assets acquired	11,000
Recargo Inc [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets acquired	1,100
Recargo Inc [Member] | Technology [Member]
Business Acquisition [Line Items]
Intangible assets acquired	$ 2,200